Deferred income tax (Schedule of Breakdown and Movement of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deferred income tax [Line Items]
At the beginning of year	$ 26,934	$ 31,793
Acquisitions	4,071
(Charged) credited to net profit	(18,414)	(7,485)
Currency translation differences	(3,241)	(517)
Reclassified to assets	8,818	3,143
At end of year	18,168	26,934
At the beginning of year	(10,850)	(14,801)
Credited to net profit	12,478	7,094
Reclassified from liabilities	(8,818)	(3,143)
At end of year	(7,190)	(10,850)
Taxable losses
Disclosure of deferred income tax [Line Items]
At the beginning of year	18,775
(Charged) credited to net profit	(3,177)
At end of year		18,775
Reclassified to Liabilities	(15,598)
Deferred Tax Liabilities, Asset From Taxable Losses	0
Difference in depreciation rates and other
Disclosure of deferred income tax [Line Items]
At the beginning of year	(29,625)
Credited to net profit	15,655
Reclassified from liabilities	6,780
At end of year	(7,190)	(29,625)
Difference in depreciation rates and other
Disclosure of deferred income tax [Line Items]
At the beginning of year	7,880
Acquisitions	2,521
(Charged) credited to net profit	(7,814)
Currency translation differences	(435)
Reclassified to assets	(6,780)
At end of year	(4,628)	7,880
Taxable losses
Disclosure of deferred income tax [Line Items]
At the beginning of year	19,054
Acquisitions	1,550
(Charged) credited to net profit	(10,600)
Currency translation differences	(2,806)
Reclassified from assets	15,598
At end of year	$ 22,796	$ 19,054